Acquisition (Details) - Schedule of fair values of net assets acquired and liabilities assumed (Parentheticals)	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Fair Values Of Net Assets Acquired And Liabilities Assumed Abstract
Acquisition net of cash	$ 1,477,065